UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-21949

Deutsche High Income Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                    as of December 31, 2017 (Unaudited)

Deutsche High Income Opportunities Fund, Inc.

	Principal Amount ($)	Value ($)
Corporate Bonds 121.9%
Consumer Discretionary 34.1%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024	830,000	827,925
144A, 4.625%, 1/15/2022	270,000	276,413
144A, 5.0%, 10/15/2025	824,000	830,180
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026	1,490,000	1,530,975
Ally Financial, Inc.:
3.25%, 2/13/2018	1,765,000	1,765,882
3.25%, 11/5/2018	825,000	827,062
3.5%, 1/27/2019	1,445,000	1,452,225
4.125%, 3/30/2020	1,110,000	1,132,200
4.25%, 4/15/2021	910,000	932,750
5.75%, 11/20/2025	1,125,000	1,226,250
Altice Financing SA, 144A, 7.5%, 5/15/2026	1,180,000	1,256,700
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026	580,000	590,875
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	620,000	610,700
AMC Networks, Inc.:
4.75%, 8/1/2025	660,000	654,225
5.0%, 4/1/2024	1,080,000	1,093,500
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025	440,000	463,100
144A, 6.5%, 4/1/2027	415,000	439,381
Asbury Automotive Group, Inc., 6.0%, 12/15/2024	1,005,000	1,046,406
Ashtead Capital, Inc.:
144A, 4.125%, 8/15/2025	245,000	247,450
144A, 4.375%, 8/15/2027	280,000	284,200
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025	1,035,000	1,033,706
Beacon Escrow Corp., 144A, 4.875%, 11/1/2025	555,000	557,081
Boyd Gaming Corp., 6.875%, 5/15/2023	310,000	328,600
CalAtlantic Group, Inc., 5.25%, 6/1/2026	770,000	814,275
Carlson Travel, Inc., 144A, 9.5%, 12/15/2024	1,160,000	933,800
CCO Holdings LLC:
144A, 5.0%, 2/1/2028	1,355,000	1,317,737
144A, 5.125%, 5/1/2027	990,000	975,150
144A, 5.5%, 5/1/2026	2,345,000	2,403,625
144A, 5.875%, 4/1/2024	625,000	651,563
144A, 5.875%, 5/1/2027	1,035,000	1,066,050
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	1,190,000	1,192,975
144A, 6.375%, 9/15/2020	541,000	549,115
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022	445,000	448,338
Series B, 6.5%, 11/15/2022	665,000	674,975
Series A, 7.625%, 3/15/2020	105,000	102,769
CRC Escrow Issuer LLC, 144A, 5.25%, 10/15/2025	1,025,000	1,032,687
CSC Holdings LLC:
144A, 5.5%, 4/15/2027	2,065,000	2,106,300
144A, 6.625%, 10/15/2025	260,000	281,445
6.75%, 11/15/2021	1,500,000	1,608,750
144A, 10.125%, 1/15/2023	1,015,000	1,143,144
144A, 10.875%, 10/15/2025	966,000	1,149,540
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025	203,000	215,180
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025	1,325,000	1,396,219
144A, 6.5%, 6/1/2026	995,000	1,078,331
Dana, Inc., 5.5%, 12/15/2024	385,000	406,656
DISH DBS Corp.:
4.25%, 4/1/2018	530,000	531,988
5.125%, 5/1/2020	2,000,000	2,042,500
6.75%, 6/1/2021	145,000	152,250
Dollar Tree, Inc.:
5.25%, 3/1/2020	2,100,000	2,136,330
5.75%, 3/1/2023	665,000	696,588
Eldorado Resorts, Inc., 6.0%, 4/1/2025	1,165,000	1,217,425
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020	740,000	759,129
5.25%, 4/15/2023	836,000	875,208
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026	795,000	819,724
5.125%, 11/15/2023	360,000	375,620
Group 1 Automotive, Inc., 5.0%, 6/1/2022	880,000	906,400
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024	640,000	652,800
HD Supply, Inc., 144A, 5.75%, 4/15/2024	300,000	318,750
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025	315,000	323,663
KFC Holding Co., 144A, 4.75%, 6/1/2027	465,000	475,463
Lennar Corp.:
4.125%, 1/15/2022	795,000	810,900
4.75%, 11/15/2022	890,000	934,500
Lithia Motors, Inc., 144A, 5.25%, 8/1/2025	615,000	641,138
Mediacom Broadband LLC, 6.375%, 4/1/2023	800,000	822,000
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	435,000	450,225
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027	670,000	695,125
Penske Automotive Group, Inc., 5.5%, 5/15/2026	575,000	583,453
PetSmart, Inc., 144A, 5.875%, 6/1/2025	265,000	203,388
PulteGroup, Inc., 4.25%, 3/1/2021	2,150,000	2,214,500
Quebecor Media, Inc., 5.75%, 1/15/2023	375,000	397,500
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	140,000	138,950
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022	2,140,000	2,255,025
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	235,000	238,525
SFR Group SA:
144A, 6.0%, 5/15/2022	1,455,000	1,473,187
144A, 7.375%, 5/1/2026	1,570,000	1,611,212
Sirius XM Radio, Inc.:
144A, 5.0%, 8/1/2027	290,000	290,725
144A, 5.375%, 7/15/2026	915,000	948,169
Staples, Inc., 144A, 8.5%, 9/15/2025	450,000	416,250
Suburban Propane Partners LP, 5.75%, 3/1/2025	280,000	276,500
Tenneco, Inc., 5.0%, 7/15/2026	480,000	492,000
Tesla, Inc., 144A, 5.3%, 8/15/2025	305,000	291,275
Toll Brothers Finance Corp., 4.875%, 11/15/2025	590,000	616,550
TRI Pointe Group, Inc., 4.875%, 7/1/2021	2,455,000	2,547,062
UPC Holding BV, 144A, 5.5%, 1/15/2028	840,000	812,700
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025	2,080,000	2,094,352
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027	1,095,000	1,114,162
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026	975,000	984,750
144A, 5.5%, 8/15/2026	565,000	579,125
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023	275,000	284,625
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025	330,000	324,225
		78,782,346
Consumer Staples 2.7%
Aramark Services, Inc.:
4.75%, 6/1/2026	1,875,000	1,903,125
5.125%, 1/15/2024	370,000	388,315
Chobani LLC, 144A, 7.5%, 4/15/2025	150,000	159,000
Cott Beverages, Inc., 5.375%, 7/1/2022	855,000	889,371
FAGE International SA, 144A, 5.625%, 8/15/2026	395,000	381,175
JBS U.S.A. LUX SA, 144A, 5.75%, 6/15/2025	405,000	389,812
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025	205,000	211,919
144A, 5.875%, 9/30/2027	690,000	710,700
Post Holdings, Inc., 144A, 5.75%, 3/1/2027	445,000	452,787
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024	765,000	760,219
		6,246,423
Energy 19.4%
Andeavor:
144A, 4.75%, 12/15/2023	310,000	333,272
144A, 5.125%, 12/15/2026	720,000	791,225
Antero Midstream Partners LP, 5.375%, 9/15/2024	470,000	484,100
Antero Resources Corp.:
5.375%, 11/1/2021	495,000	507,375
5.625%, 6/1/2023	400,000	416,000
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	430,000	448,275
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023	260,000	269,750
8.25%, 7/15/2025	430,000	472,463
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027	630,000	651,672
5.875%, 3/31/2025	665,000	720,694
7.0%, 6/30/2024	880,000	1,001,550
Cheniere Energy Partners LP, 144A, 5.25%, 10/1/2025	670,000	681,725
Chesapeake Energy Corp.:
144A, 8.0%, 1/15/2025	720,000	727,200
144A, 8.0%, 6/15/2027	675,000	648,000
Continental Resources, Inc.:
4.5%, 4/15/2023	1,075,000	1,096,500
5.0%, 9/15/2022	2,530,000	2,567,950
Crestwood Midstream Partners LP:
5.75%, 4/1/2025	495,000	511,087
6.25%, 4/1/2023	445,000	462,444
CrownRock LP, 144A, 5.625%, 10/15/2025	715,000	718,575
DCP Midstream Operating LP, 2.7%, 4/1/2019	1,000,000	993,750
Diamondback Energy, Inc., 4.75%, 11/1/2024	415,000	416,556
Energy Transfer Equity LP, 7.5%, 10/15/2020	3,000,000	3,300,000
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024	290,000	309,575
Genesis Energy LP, 6.5%, 10/1/2025	1,310,000	1,329,650
Gulfport Energy Corp.:
6.0%, 10/15/2024	250,000	250,000
6.375%, 5/15/2025	400,000	402,000
144A, 6.375%, 1/15/2026	670,000	671,675
6.625%, 5/1/2023	205,000	209,100
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024	275,000	272,250
144A, 5.75%, 10/1/2025	715,000	731,087
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	750,000	781,875
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019	325,000	328,250
Jonah Energy LLC, 144A, 7.25%, 10/15/2025	425,000	428,188
Laredo Petroleum, Inc., 6.25%, 3/15/2023	610,000	631,533
MEG Energy Corp.:
144A, 6.375%, 1/30/2023	950,000	807,500
144A, 6.5%, 1/15/2025	933,000	921,337
Murphy Oil Corp., 5.75%, 8/15/2025	940,000	961,150
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	265,000	278,303
Nabors Industries, Inc., 5.5%, 1/15/2023	300,000	291,000
Newfield Exploration Co., 5.375%, 1/1/2026	150,000	158,625
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027	600,000	622,500
NuStar Logistics LP, 5.625%, 4/28/2027	968,000	984,940
Oasis Petroleum, Inc., 6.875%, 1/15/2023	50,000	51,125
Parsley Energy LLC:
144A, 5.25%, 8/15/2025	230,000	230,575
144A, 5.375%, 1/15/2025	360,000	363,600
144A, 5.625%, 10/15/2027	550,000	562,375
PDC Energy, Inc., 6.125%, 9/15/2024	465,000	481,275
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022	95,000	98,563
144A, 6.375%, 3/31/2025	705,000	733,200
Precision Drilling Corp., 144A, 7.125%, 1/15/2026	530,000	540,600
QEP Resources, Inc., 5.625%, 3/1/2026	410,000	415,638
Range Resources Corp.:
4.875%, 5/15/2025	815,000	786,475
5.0%, 8/15/2022	400,000	398,000
5.875%, 7/1/2022	375,000	382,500
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	1,240,000	1,329,352
5.625%, 4/15/2023	1,000,000	1,098,228
5.875%, 6/30/2026	940,000	1,056,060
Seven Generations Energy Ltd., 144A, 5.375%, 9/30/2025	275,000	277,750
Southwestern Energy Co., 7.75%, 10/1/2027	460,000	491,050
Summit Midstream Holdings LLC, 5.75%, 4/15/2025	255,000	257,139
Sunoco LP:
5.5%, 8/1/2020	300,000	308,738
6.375%, 4/1/2023	300,000	316,125
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028	865,000	862,837
5.375%, 2/1/2027	440,000	451,550
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025	215,000	204,250
Weatherford International Ltd.:
4.5%, 4/15/2022	660,000	597,300
9.875%, 2/15/2024	1,070,000	1,136,875
Whiting Petroleum Corp.:
5.75%, 3/15/2021	535,000	549,044
6.25%, 4/1/2023	465,000	477,206
WildHorse Resource Development Corp., 6.875%, 2/1/2025	200,000	204,500
WPX Energy, Inc., 7.5%, 8/1/2020	653,000	706,872
		44,959,503
Financials 2.9%
Aircastle Ltd., 4.125%, 5/1/2024	975,000	989,625
CIT Group, Inc.:
3.875%, 2/19/2019	2,130,000	2,151,300
5.0%, 8/15/2022	1,000,000	1,060,000
International Lease Finance Corp.:
3.875%, 4/15/2018	1,370,000	1,376,274
6.25%, 5/15/2019	605,000	633,982
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021	230,000	239,775
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025	280,000	282,800
		6,733,756
Health Care 8.3%
Avantor, Inc., 144A, 6.0%, 10/1/2024	210,000	209,213
Catalent Pharma Solutions, Inc., 144A, 4.875%, 1/15/2026	140,000	140,525
DaVita, Inc.:
5.0%, 5/1/2025	460,000	459,862
5.125%, 7/15/2024	450,000	454,500
Endo Dac, 144A, 6.0%, 7/15/2023	445,000	349,325
Endo Finance LLC, 144A, 5.375%, 1/15/2023	425,000	331,500
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019	405,000	423,669
144A, 6.5%, 9/15/2018	210,000	216,533
Fresenius Medical Care U.S. Finance, Inc., 144A, 5.75%, 2/15/2021	235,000	254,251
HCA, Inc.:
4.5%, 2/15/2027	780,000	783,900
4.75%, 5/1/2023	1,000,000	1,030,000
5.25%, 6/15/2026	980,000	1,038,800
5.875%, 2/15/2026	1,450,000	1,533,375
6.5%, 2/15/2020	2,155,000	2,284,300
Hologic, Inc., 144A, 5.25%, 7/15/2022	200,000	207,000
LifePoint Health, Inc.:
5.375%, 5/1/2024	610,000	597,800
5.5%, 12/1/2021	515,000	525,300
5.875%, 12/1/2023	520,000	525,200
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023	310,000	263,500
Tenet Healthcare Corp.:
144A, 5.125%, 5/1/2025	425,000	414,375
6.0%, 10/1/2020	700,000	740,110
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020	542,000	542,678
144A, 5.5%, 11/1/2025	370,000	376,475
144A, 5.875%, 5/15/2023	705,000	653,887
144A, 6.125%, 4/15/2025	1,070,000	979,050
144A, 6.5%, 3/15/2022	430,000	451,500
144A, 7.0%, 3/15/2024	1,035,000	1,107,450
144A, 7.5%, 7/15/2021	1,985,000	2,019,737
West Street Merger Sub, Inc., 144A, 6.375%, 9/1/2025	290,000	290,725
		19,204,540
Industrials 8.3%
ADT Corp.:
3.5%, 7/15/2022	285,000	280,725
5.25%, 3/15/2020	635,000	662,781
6.25%, 10/15/2021	880,000	963,600
Air Lease Corp., 4.75%, 3/1/2020	535,000	559,840
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	595,000	583,100
144A, 6.0%, 10/15/2022	485,000	476,513
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025	110,000	110,275
Covanta Holding Corp.:
5.875%, 3/1/2024	430,000	436,450
5.875%, 7/1/2025	340,000	341,700
DAE Funding LLC:
144A, 4.5%, 8/1/2022	42,000	41,265
144A, 5.0%, 8/1/2024	107,000	105,663
DR Horton, Inc., 4.0%, 2/15/2020	185,000	190,298
FTI Consulting, Inc., 6.0%, 11/15/2022	375,000	386,456
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022	335,000	347,563
Huntington Ingalls Industries, Inc., 144A, 5.0%, 11/15/2025	360,000	385,200
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021	585,000	595,237
Masonite International Corp., 144A, 5.625%, 3/15/2023	505,000	527,876
Moog, Inc., 144A, 5.25%, 12/1/2022	340,000	351,900
Novelis Corp.:
144A, 5.875%, 9/30/2026	490,000	499,800
144A, 6.25%, 8/15/2024	550,000	576,125
Oshkosh Corp.:
5.375%, 3/1/2022	322,000	332,063
5.375%, 3/1/2025	50,000	53,063
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022	2,145,000	2,131,594
144A, 5.5%, 2/15/2024	1,005,000	997,462
Ply Gem Industries, Inc., 6.5%, 2/1/2022	810,000	837,393
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	60,000	66,600
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025	385,000	397,513
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	540,000	556,468
Summit Materials LLC:
144A, 5.125%, 6/1/2025	120,000	122,400
6.125%, 7/15/2023	600,000	624,000
8.5%, 4/15/2022	250,000	276,875
Tennant Co., 144A, 5.625%, 5/1/2025	110,000	115,500
The Brink's Co., 144A, 4.625%, 10/15/2027	570,000	558,600
United Rentals North America, Inc.:
4.875%, 1/15/2028	995,000	999,975
5.5%, 5/15/2027	455,000	478,887
5.875%, 9/15/2026	340,000	363,800
WESCO Distribution, Inc., 5.375%, 6/15/2024	490,000	503,475
Wrangler Buyer Corp., 144A, 6.0%, 10/1/2025	280,000	288,400
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020	468,000	484,848
144A, 4.5%, 4/29/2022	610,000	640,500
		19,251,783
Information Technology 6.7%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020	205,000	208,588
Cardtronics, Inc., 144A, 5.5%, 5/1/2025	385,000	347,462
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	835,000	835,000
Dell International LLC:
144A, 4.42%, 6/15/2021	1,270,000	1,323,364
144A, 5.875%, 6/15/2021	390,000	404,625
Entegris, Inc., 144A, 4.625%, 2/10/2026	295,000	299,425
First Data Corp., 144A, 7.0%, 12/1/2023	600,000	634,500
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025	515,000	542,037
Jabil, Inc., 5.625%, 12/15/2020	3,750,000	4,002,750
Match Group, Inc., 144A, 5.0%, 12/15/2027	440,000	446,600
NCR Corp.:
5.875%, 12/15/2021	105,000	107,625
6.375%, 12/15/2023	260,000	272,350
Netflix, Inc., 5.875%, 2/15/2025	750,000	796,875
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025	590,000	612,125
NXP BV:
144A, 3.75%, 6/1/2018	1,125,000	1,131,750
144A, 4.125%, 6/1/2021	1,590,000	1,621,800
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023	300,000	283,125
Sanmina Corp., 144A, 4.375%, 6/1/2019	50,000	51,250
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025	675,000	691,875
Western Digital Corp.:
144A, 7.375%, 4/1/2023	250,000	269,688
10.5%, 4/1/2024	425,000	492,469
		15,375,283
Materials 18.8%
AK Steel Corp.:
6.375%, 10/15/2025	380,000	376,200
7.0%, 3/15/2027	2,595,000	2,640,412
7.5%, 7/15/2023	1,500,000	1,623,750
Alpha 3 BV, 144A, 6.25%, 2/1/2025	600,000	615,000
Anglo American Capital PLC:
144A, 3.75%, 4/10/2022	600,000	609,696
144A, 4.125%, 9/27/2022	900,000	930,297
Ardagh Packaging Finance PLC:
144A, 4.625%, 5/15/2023	415,000	423,425
144A, 6.0%, 2/15/2025	875,000	920,937
144A, 7.25%, 5/15/2024	760,000	827,450
Ashland LLC, 4.75%, 8/15/2022	1,800,000	1,872,000
Ball Corp., 4.375%, 12/15/2020	255,000	263,925
Berry Global, Inc., 5.5%, 5/15/2022	800,000	824,000
BWAY Holding Co., 144A, 5.5%, 4/15/2024	1,440,000	1,497,600
Cascades, Inc., 144A, 5.5%, 7/15/2022	69,000	70,898
Chemours Co.:
5.375%, 5/15/2027	885,000	915,975
6.625%, 5/15/2023	385,000	407,138
7.0%, 5/15/2025	175,000	189,875
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025	345,000	346,725
Constellium NV, 144A, 6.625%, 3/1/2025	600,000	632,250
Cornerstone Chemical Co., 144A, 6.75%, 8/15/2024	545,000	544,319
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024	415,000	420,188
Freeport-McMoRan, Inc.:
2.375%, 3/15/2018	3,700,000	3,695,375
3.55%, 3/1/2022	950,000	939,312
5.4%, 11/14/2034	675,000	686,812
Hexion, Inc., 6.625%, 4/15/2020	505,000	453,238
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023	730,000	773,800
144A, 7.625%, 1/15/2025	205,000	224,475
Huntsman International LLC, 5.125%, 11/15/2022	1,400,000	1,492,750
Kaiser Aluminum Corp., 5.875%, 5/15/2024	505,000	536,562
Mercer International, Inc., 6.5%, 2/1/2024	425,000	451,563
Multi-Color Corp., 144A, 4.875%, 11/1/2025	100,000	100,375
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024	1,510,000	1,506,225
144A, 5.25%, 6/1/2027	985,000	982,537
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025	680,000	695,300
Platform Specialty Products Corp., 144A, 5.875%, 12/1/2025	105,000	104,213
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023	1,065,000	1,102,275
5.75%, 10/15/2020	1,729,857	1,755,805
144A, 7.0%, 7/15/2024	125,000	133,750
Sealed Air Corp., 144A, 5.125%, 12/1/2024	115,000	123,050
Teck Resources Ltd.:
3.75%, 2/1/2023	4,500,000	4,511,250
4.75%, 1/15/2022	2,845,000	2,969,611
144A, 8.5%, 6/1/2024	175,000	197,750
Tronox Finance PLC, 144A, 5.75%, 10/1/2025	440,000	452,100
United States Steel Corp.:
6.875%, 8/15/2025	1,075,000	1,122,085
144A, 8.375%, 7/1/2021	1,193,000	1,295,001
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021	190,000	199,738
144A, 5.625%, 10/1/2024	95,000	102,481
		43,559,493
Real Estate 3.4%
CyrusOne LP, 144A, (REIT), 5.0%, 3/15/2024	340,000	352,750
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022	460,000	478,400
(REIT), 5.375%, 4/1/2023	1,275,000	1,318,350
(REIT), 5.375%, 5/15/2027	440,000	470,800
(REIT), 5.875%, 1/15/2026	305,000	327,494
Howard Hughes Corp., 144A, 5.375%, 3/15/2025	1,565,000	1,604,125
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	375,000	380,580
MGM Growth Properties Operating Partnership LP, 144A, (REIT), 4.5%, 1/15/2028	460,000	450,800
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027	625,000	636,719
(REIT), 5.25%, 8/1/2026	125,000	129,375
(REIT), 6.375%, 3/1/2024	620,000	655,650
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021	755,000	783,743
(REIT), 4.875%, 6/1/2026	290,000	306,904
		7,895,690
Telecommunication Services 13.4%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	180,000	181,350
Series T, 5.8%, 3/15/2022	1,315,000	1,287,911
Series S, 6.45%, 6/15/2021	1,035,000	1,045,350
Series W, 6.75%, 12/1/2023	1,010,000	989,800
Series Y, 7.5%, 4/1/2024	935,000	932,662
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	420,000	420,000
CommScope, Inc., 144A, 5.0%, 6/15/2021	490,000	499,187
Digicel Ltd., 144A, 6.75%, 3/1/2023	745,000	732,454
Frontier Communications Corp.:
6.25%, 9/15/2021	295,000	209,450
7.125%, 1/15/2023	1,040,000	691,600
8.5%, 4/15/2020	544,000	451,520
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	435,000	480,675
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024	1,160,000	1,220,900
Level 3 Financing, Inc.:
5.375%, 8/15/2022	2,145,000	2,172,456
5.375%, 1/15/2024	360,000	359,550
6.125%, 1/15/2021	2,160,000	2,195,100
Sprint Capital Corp., 8.75%, 3/15/2032	480,000	544,800
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020	475,000	508,250
7.0%, 8/15/2020	2,000,000	2,120,000
Sprint Corp.:
7.125%, 6/15/2024	2,250,000	2,289,375
7.25%, 9/15/2021	2,800,000	2,964,500
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	398,438	400,928
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024	1,020,000	1,081,200
6.125%, 1/15/2022	205,000	211,458
6.375%, 3/1/2025	1,047,000	1,120,290
6.5%, 1/15/2026	30,000	32,738
6.625%, 4/1/2023	1,500,000	1,563,750
Telesat Canada, 144A, 8.875%, 11/15/2024	510,000	571,200
ViaSat, Inc., 144A, 5.625%, 9/15/2025	235,000	236,763
Zayo Group LLC:
144A, 5.75%, 1/15/2027	1,610,000	1,642,200
6.0%, 4/1/2023	970,000	1,010,303
6.375%, 5/15/2025	877,000	927,427
		31,095,147
Utilities 3.9%
AmeriGas Partners LP:
5.5%, 5/20/2025	890,000	898,900
5.75%, 5/20/2027	885,000	893,850
Calpine Corp., 5.75%, 1/15/2025	285,000	269,325
Dynegy, Inc.:
7.375%, 11/1/2022	600,000	633,000
7.625%, 11/1/2024	905,000	970,613
144A, 8.125%, 1/30/2026	340,000	371,450
NextEra Energy Operating Partners LP, 144A, 4.5%, 9/15/2027	510,000	507,450
NGL Energy Partners LP, 5.125%, 7/15/2019	370,000	376,475
NRG Energy, Inc.:
6.25%, 7/15/2022	3,000,000	3,120,000
7.25%, 5/15/2026	975,000	1,061,521
		9,102,584
Total Corporate Bonds (Cost $276,143,872)		282,206,548
Loan Participations and Assignments 7.7%
Senior Loans *
American Rock Salt Co., LLC, First Lien Term Loan, 3-month USD LIBOR + 3.750%, 5.229%, 5/20/2021	2,164,218	2,164,218
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.2%, 1/15/2024	3,315,000	3,314,221
Community Health Systems, Inc., Term Loan G, 3-month USD LIBOR + 2.750%, 4.229%, 12/31/2019	113,917	110,603
DaVita HealthCare Partners, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.319%, 6/24/2021	926,400	935,085
First Data Corp., Term Loan, 1-month USD LIBOR + 2.250%, 3.802%, 4/26/2024	4,367,040	4,373,678
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 2.000%, 3.552%, 10/25/2023	789,354	794,137
Level 3 Financing, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.696%, 2/22/2024	975,000	976,394
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 2.250%, 3.943%, 6/30/2023	1,601,754	1,604,605
Pinnacle Foods Finance LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 3.372%, 2/2/2024	485,100	488,872
Ply Gem Industries, Inc., Term Loan, 3-month USD LIBOR + 3.000%, 4.693%, 2/1/2021	313,352	316,028
PolyOne Corp., Term Loan B3, 1-month USD LIBOR + 2.000%, 3.491%, 11/11/2022	304,577	306,861
Quebecor Media, Inc., Term Loan B1, 3-month USD LIBOR + 2.250%, 3.663%, 8/17/2020	1,522,425	1,527,183
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.500%, 4.94%, 4/1/2022	842,650	855,623
Total Loan Participations and Assignments (Cost $17,656,313)		17,767,508
	Shares	Value ($)
Cash Equivalents 8.7%
Deutsche Central Cash Management Government Fund, 1.30% (a) (Cost $20,086,753)	20,086,753	20,086,753
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $313,886,938)	138.3	320,060,809
Notes Payable	(40.4)	(93,500,000)
Other Assets and Liabilities, Net	2.1	4,900,125
Net Assets	100.0	231,460,934

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable or floating rate security. These securities are shown at their current rate as of December 31, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (b)
Corporate Bonds	$—	$282,206,548	$—	$282,206,548
Loan Participations and Assignments	—	17,767,508	—	17,767,508
Short-Term Investments	20,086,753	—	—	20,086,753
Total	$20,086,753	$299,974,056	$—	$320,060,809

There have been no transfers between fair value measurement levels during the period ended December 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Opportunities Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	February 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 22, 2018